SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 12:-	SHAREHOLDERS’ EQUITY

The Company's shares are listed for trade on the NASDAQ Global Select Market under the symbol "RDWR."

a.        Rights of shares:

Ordinary Shares:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividends, if declared.

b.        Treasury shares:

In August 2024, the Company’s Board of Directors authorized a new plan for the repurchase of up to an aggregate of $80 million of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions (the “2025 Plan”). The 2025 plan came into effect upon the expiration of the 2024 Plan and will expire on March 15, 2026.

c.        Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.        Radware Ltd. Share Option Plans:

The Company has two share option plans, the Company's Key Employee Share Incentive Plan (1997) as amended and restated (the "1997 Plan") and the Directors and Consultants Option Plan (the "DC Plan" and together with the 1997 Plan, the “Share Option Plans"). Under the Share Option Plans, options may be granted to officers, directors, employees and consultants of the Group. The exercise price per share under the Share Option Plans was generally not less than the market price of an ordinary share at the date of grant. The options vest primarily over four years. Each option is exercisable for one ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Share Option Plans, the Company reserved for issuance 35,912,967 ordinary shares as of December 31, 2025.

RSUs:

In addition to granting share options, since 2013, the Company started to routinely grant RSUs under the 1997 Plan. RSUs vest primarily over a four-year period of employment. RSUs that are cancelled or forfeited become available for future grants.

The number of “Reserved and Authorized Shares” under the Share Option Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Share Option Plans, and other awards granted under the Share Option Plans as of such date, and (ii) the number of ordinary shares reserved.

As of December 31, 2025, the number of Reserved and Authorized Shares under the Share Option Plans is as detailed below:

2025

Share options exercised and outstanding	27,021,199
RSUs vested and outstanding	8,758,799
Ordinary shares available for issuance under the Share Option Plans	132,969

Total reserved and authorized shares as of December 31, 2025	35,912,967

A summary of employees’ and directors’ options activity under the Company's Share Option Plans as of December 31, 2025 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	1,639,897	$22.56	2.39	$2,928
Granted	120,000	23.58
Exercised	(39,005)	23.63
Expired	(577,419)	23.84
Forfeited	(130,325)	23.44

Outstanding at December 31, 2025	1,013,148	$21.80	2.70	$3,860

Exercisable at December 31, 2025	580,777	$23.14	2.02	$2,041

Vested and expected to vest at December 31, 2025	1,006,518	$21.80	2.69	$3,843

The weighted-average grant-date fair value of options granted during the years ended December 31, 2025, 2024 and 2023 was $7.83, $6.11 and $5.48, respectively.

As of December 31, 2025, there was approximately $1,216 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's Share Option Plans. That cost is expected to be recognized over a weighted-average period of 0.85 years.

The total intrinsic value of options exercised during the years 2025, 2024 and 2023 was $121, $11 and $9, respectively.

The aggregate intrinsic value of the outstanding share options at December 31, 2025 and 2024, represents the intrinsic value of 754,026 and 746,808, respectively, outstanding options that are in-the-money as of such dates. 259,122 outstanding options were out-of-the-money as of December 31, 2025.

The options outstanding under the Company’s Share Option Plans as of December 31, 2025 have been separated into ranges of exercise price as follows:

December 31, 2025
Outstanding				Exercisable
		Weighted-
		average	Weighted-		Weighted-
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$15.12-19.75	511,755	2.81	$17.29	281,218	$17.42
$22.5-24.4	302,271	3.53	$22.99	102,271	$22.61
$27.71-29.1	74,000	1.28	$28.89	74,000	$28.89
$32.71-35.43	125,122	1.09	$33.16	123,288	$33.15

	1,013,148			580,777

The following table summarizes information relating to the number of RSUs, as well as changes to such awards during 2025:

Year ended December 31,
2025

Outstanding at January 1, 2025	3,455,138
Granted	1,077,315
Vested	(1,012,142)
Forfeited	(244,418)

Outstanding as of December 31, 2025	3,275,893

As of December 31, 2025, there was approximately $44,158 of total unrecognized compensation costs related to non-vested RSUs granted under the Company’s Share Option Plans. That cost is expected to be recognized over a weighted-average period of 2.67 years.

The weighted-average grant date fair value of RSUs granted during the years ended December 31, 2025, 2024 and 2023 were $26.02, $21.49 and $15.82, respectively.

The weighted-average grant date fair value of RSUs vested during the years ended December 31, 2025, 2024 and 2023 were $21.44, $26.67 and $29.01, respectively.

The weighted-average grant date fair value of RSUs forfeited during the years ended December 31, 2025, 2024 and 2023 were $21.35, $21.74 and $27.16, respectively.

Share-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2025	2024	2023

Cost of revenues	$574	$366	$515
Research and development, net	5,674	6,113	8,505
Sales and marketing	12,084	10,881	12,554
General and administrative	5,703	8,667	12,448

Total expenses	$24,035	$26,027	$34,022